RELATED PARTY TRANSACTIONS (Details 3) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction
Amounts due from related party	343,970	302,163
Amounts due from related party-non-current		41,979
Online Education School of Dongbei University of Finance and Economics
Related Party Transaction
Amounts due from related party	30,910	31,272
Online Education School of Renmin University of China
Related Party Transaction
Amounts due from related party	46,081	71,361
Online Education School of Chongqing University
Related Party Transaction
Amounts due from related party	143,059	107,396
Amounts due from related party-non-current		41,979
Online Education School of China Agricultural University of China
Related Party Transaction
Amounts due from related party	102,778	72,768
Online Education School of Beijing Language and Culture University
Related Party Transaction
Amounts due from related party	13,418	14,133
Online Education School of Guangxi Radio and TV University
Related Party Transaction
Amounts due from related party	521	325
Online Education School of Fujian Radio and TV University
Related Party Transaction
Amounts due from related party	5,350	2,920
Zhejiang Normal University
Related Party Transaction
Amounts due from related party	1,516	1,988
Shanghai Normal University
Related Party Transaction
Amounts due from related party	117
Online Education School of Central University of Finance and Economics
Related Party Transaction
Amounts due from related party	220